Fees Summary	Feb. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 983,663,247.55
Previously Paid Amount	120,574.49
Total Fee Amount	135,843.89
Total Offset Amount	0.00
Net Fee	$ 15,269.40